Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Overlay Shares Core Bond ETF
Shareholder Report [Line Items]
Fund Name	Overlay Shares Core Bond ETF
Class Name	Overlay Shares Core Bond ETF
Trading Symbol	OVB
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Overlay Shares Core Bond ETF for the period of September 1, 2024, to August 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://lsfunds.com/ovb. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://lsfunds.com/ovb
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Core Bond ETF	$77	0.76%
[1]
Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2025, the Overlay Shares Core Bond ETF underperformed the Bloomberg US Aggregate Bond Index, gaining 2.44% on an NAV basis compared to 3.14% for the Index. The main driver of relative performance came from the Overlay which delivered a gross return to the Fund of about -0.90%. The Overlay performed above expectations despite a meaningful equity pullback in early 2025. Overall market conditions remained supportive of the Strategy (relative low volatility and a rising equity market).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Overlay Shares Core Bond ETF NAV	2.44	-0.21	1.32
Bloomberg US Aggregate Bond Index	3.14	-0.68	0.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://lsfunds.com/ovb for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTION
The fund distributes both income received from underlying ETF investments and 50bps quarterly in anticipated income from the options overlay. To the extent the overlay strategy fails to generate 2% net return, some or all of the additional 50 bps may be return of capital. As of August 31, 2025, $1,408,211 was determined to be return of capital.

Net Assets	$ 36,699,105
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 359,588
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$36,699,105
Number of Holdings	10
Net Advisory Fee	$359,588
Portfolio Turnover	9%
30-Day SEC Yield	3.10%
Distribution Yield	5.65%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Security Type	(%)
Exchange Traded Funds	99.9%
Purchased Options	0.1%
Money Market Funds	0.0%
Written Options	-0.1%
Cash & Other	0.1%

Updated Prospectus Web Address	https://lsfunds.com/ovb
Overlay Shares Foreign Equity ETF
Shareholder Report [Line Items]
Fund Name	Overlay Shares Foreign Equity ETF
Class Name	Overlay Shares Foreign Equity ETF
Trading Symbol	OVF
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Overlay Shares Foreign Equity ETF for the period of September 1, 2024, to August 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://lsfunds.com/ovf. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://lsfunds.com/ovf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Foreign Equity ETF	$81	0.76%
[2]
Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended  August 31, 2025,  The Overlay Shares Foreign Equity ETF underperformed the MSCI All Country World Index ex US, gaining 14.37% on an NAV basis compared to 15.42% for the Index.  The main driver of relative performance came from the Overlay which delivered a gross return to the Fund of about -0.90%. The Overlay performed above expectations despite a meaningful equity pullback in early 2025. Overall market conditions remained supportive of the Strategy (relative low volatility and a rising equity market).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Overlay Shares Foreign Equity ETF NAV	14.37	7.97	6.68
MSCI AC WORLD INDEX ex USA Net (USD)	15.42	8.94	8.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://lsfunds.com/ovf for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTION
The fund distributes both income received from underlying ETF investments and 50bps quarterly in anticipated income from the options overlay. To the extent the overlay strategy fails to generate 2% net return, some or all of the additional 50 bps may be return of capital. As of August 31, 2025, $499,395 was determined to be return of capital.

Net Assets	$ 24,982,537
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 138,688
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$24,982,537
Number of Holdings	12
Net Advisory Fee	$138,688
Portfolio Turnover	12%
30-Day SEC Yield	2.31%
Distribution Yield	4.82%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Security Type	(%)
Exchange Traded Funds	100.0%
Purchased Options	0.1%
Money Market Funds	0.0%
Written Options	-0.1%
Cash & Other	0.0%

Updated Prospectus Web Address	https://lsfunds.com/ovf
Overlay Shares Hedged Large Cap Equity ETF
Shareholder Report [Line Items]
Fund Name	Overlay Shares Hedged Large Cap Equity ETF
Class Name	Overlay Shares Hedged Large Cap Equity ETF
Trading Symbol	OVLH
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Overlay Shares Hedged Large Cap Equity ETF for the period of September 1, 2024, to August 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://lsfunds.com/ovlh. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://lsfunds.com/ovlh
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Hedged Large Cap Equity ETF	$83	0.77%
[3]
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2025,  the Overlay Shares Hedged Large Cap Equity ETF underperformed the S&P 500 TR Index, gaining 14.75% on an NAV basis compared to 15.88% for the Index. The underperformance was driven by the hedging costs for the downside protection maintained in the portfolio. While the protection helped to smooth returns and lessen drawdowns, they caused on drag on performance for the full year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/14/2021)
Overlay Shares Hedged Large Cap Equity ETF NAV	14.75	9.96
S&P 500 TR	15.88	13.86

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://lsfunds.com/ovlh for more recent performance information.
Net Assets	$ 76,546,104
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 331,904
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$76,546,104
Number of Holdings	5
Net Advisory Fee	$331,904
Portfolio Turnover	23%
30-Day SEC Yield	0.41%
Distribution Yield	0.32%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Security Type	(%)
Exchange Traded Funds	97.8%
Purchased Options	2.2%
Money Market Funds	0.1%
Cash & Other	-0.1%

Updated Prospectus Web Address	https://lsfunds.com/ovlh
Overlay Shares Large Cap Equity ETF
Shareholder Report [Line Items]
Fund Name	Overlay Shares Large Cap Equity ETF
Class Name	Overlay Shares Large Cap Equity ETF
Trading Symbol	OVL
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Overlay Shares Large Cap Equity ETF for the period of September 1, 2024, to August 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://lsfunds.com/ovl. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://lsfunds.com/ovl
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Large Cap Equity ETF	$82	0.76%
[4]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2025, the Overlay Shares Large Cap Equity ETF underperformed the S&P 500 TR Index, gaining 14.61% on an NAV basis compared to 15.88% for the Index. The main driver of relative performance came from the Overlay which delivered a gross return to the Fund of about -0.90%. The Overlay performed above expectations despite a meaningful equity pullback in early 2025. Overall market conditions remained supportive of the Strategy (relative low volatility and a rising equity market).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Overlay Shares Large Cap Equity ETF NAV	14.61	14.95	16.27
S&P 500 TR	15.88	14.74	15.78

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://lsfunds.com/ovl for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTION
The fund distributes both income received from underlying ETF investments and 50bps quarterly in anticipated income from the options overlay. To the extent the overlay strategy fails to generate 2% net return, some or all of the additional 50 bps may be return of capital. As of August 31, 2025, $5,379,579 was determined to be return of capital.

Net Assets	$ 168,778,784
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 1,425,779
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$168,778,784
Number of Holdings	10
Net Advisory Fee	$1,425,779
Portfolio Turnover	7%
30-Day SEC Yield	0.44%
Distribution Yield	3.06%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Security Type	(%)
Exchange Traded Funds	100.0%
Purchased Options	0.1%
Money Market Funds	0.0%
Written Options	-0.1%
Cash & Other	0.0%

Updated Prospectus Web Address	https://lsfunds.com/ovl
Overlay Shares Municipal Bond ETF
Shareholder Report [Line Items]
Fund Name	Overlay Shares Municipal Bond ETF
Class Name	Overlay Shares Municipal Bond ETF
Trading Symbol	OVM
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Overlay Shares Municipal Bond ETF for the period of September 1, 2024, to August 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://lsfunds.com/ovm. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://lsfunds.com/ovm
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Municipal Bond ETF	$76	0.76%
[5]
Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2025, the Overlay Shares Municipal Bond ETF underperformed the Bloomberg Municipal Bond Index, returning -0.73% on an NAV basis compared to 0.08% for the Index. The main driver of relative performance came from the Overlay which delivered a gross return to the Fund of about -0.90%. The Overlay performed above expectations despite a meaningful equity pullback in early 2025. Overall market conditions remained supportive of the Strategy (relative low volatility and a rising equity market).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Overlay Shares Municipal Bond ETF NAV	-0.73	0.82	1.67
Bloomberg U.S. Aggregate Bond Index	3.14	-0.68	0.58
Bloomberg Municipal Bond Index	0.08	0.40	1.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://lsfunds.com/ovm for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTION
The fund distributes both income received from underlying ETF investments and 50bps quarterly in anticipated income from the options overlay. To the extent the overlay strategy fails to generate 2% net return, some or all of the additional 50 bps may be return of capital. As of August 31, 2025, $784,690 was determined to be return of capital.

Net Assets	$ 27,275,554
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 204,080
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$27,275,554
Number of Holdings	10
Net Advisory Fee	$204,080
Portfolio Turnover	7%
30-Day SEC Yield	2.44%
Distribution Yield	4.84%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Security Type	(%)
Exchange Traded Funds	100.0%
Purchased Options	0.1%
Money Market Funds	0.0%
Written Options	-0.1%
Cash & Other	0.0%

Updated Prospectus Web Address	https://lsfunds.com/ovm
Overlay Shares Short Term Bond ETF
Shareholder Report [Line Items]
Fund Name	Overlay Shares Short Term Bond ETF
Class Name	Overlay Shares Short Term Bond ETF
Trading Symbol	OVT
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Overlay Shares Short Term Bond ETF for the period of September 1, 2024, to August 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://lsfunds.com/ovt. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://lsfunds.com/ovt
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Short Term Bond ETF	$78	0.76%
[6]
Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended  August 31, 2025, the Overlay Shares Short Term Bond ETF underperformed the Bloomberg US Corporate 1-5 Years Index, gaining 4.79% on an  NAV basis compared to 5.69% for the Index. The main driver of relative performance came from the Overlay which delivered a gross return to the Fund of about -0.90%. The Overlay performed above expectations despite a meaningful equity pullback in early 2025. Overall market conditions remained supportive of the Strategy (relative low volatility and a rising equity market).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/14/2021)
Overlay Shares Short Term Bond ETF NAV	4.79	2.44
Bloomberg U.S. Aggregate Bond Index	3.14	-0.67
Bloomberg U.S. Corporate 1-5 years Index	5.69	2.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://lsfunds.com/ovt for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTION
The fund distributes both income received from underlying ETF investments and 50bps quarterly in anticipated income from the options overlay. To the extent the overlay strategy fails to generate 2% net return, some or all of the additional 50 bps may be return of capital. As of August 31, 2025, $1,295,551 was determined to be return of capital.

Net Assets	$ 51,554,236
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 388,877
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$51,554,236
Number of Holdings	10
Net Advisory Fee	$388,877
Portfolio Turnover	7%
30-Day SEC Yield	3.48%
Distribution Yield	6.05%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Security Type	(%)
Exchange Traded Funds	99.9%
Purchased Options	0.1%
Money Market Funds	0.0%
Written Options	-0.1%
Cash & Other	0.1%

Updated Prospectus Web Address	https://lsfunds.com/ovt
Overlay Shares Small Cap Equity ETF
Shareholder Report [Line Items]
Fund Name	Overlay Shares Small Cap Equity ETF
Class Name	Overlay Shares Small Cap Equity ETF
Trading Symbol	OVS
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Overlay Shares Small Cap Equity ETF for the period of September 1, 2024, to August 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://lsfunds.com/ovs. You can also request this information by contacting us at 1-866-704-6857.
Additional Information Phone Number	1-866-704-6857
Additional Information Website	https://lsfunds.com/ovs
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Small Cap Equity ETF	$78	0.77%
[7]
Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended August 31, 2025, the Overlay Shares Small Cap Equity ETF underperformed the S&P 600 Small Cap TR Index, gaining 2.41% on an NAV basis compared to 3.51% for the Index. The main driver of relative performance came from the Overlay which delivered a gross return to the Fund of about -0.90%. The Overlay performed above expectations despite a meaningful equity pullback in early 2025. Overall market conditions remained supportive of the Strategy (relative low volatility and a rising equity market).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Overlay Shares Small Cap Equity ETF NAV	2.41	11.75	9.48
S&P 500 TR	15.88	14.74	15.78
S&P SmallCap 600 TR	3.51	11.64	9.03

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://lsfunds.com/ovs for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTION
The fund distributes both income received from underlying ETF investments and 50bps quarterly in anticipated income from the options overlay. To the extent the overlay strategy fails to generate 2% net return, some or all of the additional 50 bps may be return of capital. As of August 31, 2025, $330,803 was determined to be return of capital.

Net Assets	$ 15,842,166
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 93,014
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$15,842,166
Number of Holdings	10
Net Advisory Fee	$93,014
Portfolio Turnover	6%
30-Day SEC Yield	1.36%
Distribution Yield	4.20%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Security Type	(%)
Exchange Traded Funds	100.0%
Purchased Options	0.1%
Money Market Funds	0.0%
Written Options	-0.1%
Cash & Other	0.0%

Updated Prospectus Web Address	https://lsfunds.com/ovs

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
*	Annualized

[5]
*	Annualized

[6]
*	Annualized

[7]
*	Annualized